Joint venture settlement obligation (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of joint ventures [abstract]
Disclosure of joint venture settlement obligation [Table Text Block]
	December 31, 2024	December 31, 2023	December 31, 2022
Opening balance	$3,997,091	$-	$-
Joint-venture settlement obligation	-	3,811,504	-
Accretion	552,928	185,587	-
Reclass from loan receivable (note 5)	(206,947)	-	-
Repayment	(220,500)	-	-
Settled on issuance of common shares	(1,000,000)	-	-
Loss on modification	246,168		-
Ending balance	$3,368,740	$3,997,091	$-
Classified as current	$669,449	$698,950	$-
Classified at non-current	$2,699,291	$3,298,141	$-